[Janus Henderson Letterhead]

March 27, 2026

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS DETROIT STREET TRUST (the “Registrant”) 1933 Act File No. 333-207814 1940 Act File No. 811-23112

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1.	There are no changes to the Prospectus and Statement of Additional Information (“SAI”) from the forms of the Prospectus and SAI that were filed in Post-Effective Amendment No. 93 (“PEA No. 93”) on March 23, 2026, pursuant to Rule 485(b) under the 1933 Act for Janus Henderson U.S. Equity Enhanced Income ETF.

2.	The text of PEA No. 93 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 336-5003 or email me at Tison.Cory@janushenderson.com.

Respectfully,

/s/ J. Tison Cory

J. Tison Cory

Assistant Secretary of the Registrant

Enclosure (via EDGAR)

cc:	Cara Owen, Esq. Jay Mensah, Esq. Eric S. Purple, Esq.